City Holding Company (Parent Company Only) Financial Information (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Securities available-for-sale	$ 377,122	$ 360,783
Deferred Tax Assets, Net	32,737	32,219
Deferred tax asset	32,737	32,219
Net deferred tax asset	32,737	32,219
Fixed assets	72,728	64,612
Other assets	43,758	41,792
Total Assets	2,917,466	2,777,109
Other liabilities	43,735	39,162
Total Liabilities	2,584,192	2,465,975
Shareholders' equity	333,274	311,134	314,861	308,902
Total Liabilities and Shareholders' Equity	2,917,466	2,777,109
Parent Company [Member]
Cash	14,349	2,621
Securities available-for-sale	4,186	3,852
Investment in subsidiaries	332,156	319,940
Deferred Tax Assets, Net	3,247	3,785
Deferred tax asset	3,247	3,785
Net deferred tax asset	3,247	3,785
Fixed assets	11	12
Other assets	2,180	2,939
Total Assets	356,129	333,149
Junior subrodinated debentures	16,495	16,495
Dividends payable	5,192	5,177
Accrued interest payable	24	31
Other liabilities	1,144	312
Total Liabilities	22,855	22,015
Shareholders' equity	333,274	311,134
Total Liabilities and Shareholders' Equity	$ 356,129	$ 333,149